GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Feb. 02, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Roll Forward of Goodwill Allocated to Business Segments
The following table presents goodwill allocated to the Company's business segments as of February 2, 2018 and February 3, 2017 and changes in the carrying amount of goodwill for the respective periods:

	Infrastructure Solutions Group (a)	Client Solutions Group	VMware	Other Businesses (b)	Total
	(in millions)
Balances as of January 29, 2016	$3,907	$4,428	$—	$71	$8,406
Goodwill acquired	12,872	—	15,070	3,597	31,539
Impact of foreign currency translation	(169)	—	—	(32)	(201)
Goodwill divested	(834)	—	—	—	(834)
Other adjustments	(169)	(191)	—	360	—
Balances as of February 3, 2017	15,607	4,237	15,070	3,996	38,910
Goodwill acquired	—	—	565	9	574
Impact of foreign currency translation	359	—	—	90	449
Goodwill divested	(13)	—	—	—	(13)
Balances as of February 2, 2018	$15,953	$4,237	$15,635	$4,095	$39,920
____________________

(a)
Infrastructure Solutions Group is composed of the Core Storage, Servers, and Networking goodwill reporting unit and the Virtustream goodwill reporting unit. During the three months ended May 4, 2018, the Company made certain segment reporting changes not reflected above, which included the movement of the results of Virtustream from the Infrastructure Solutions Group segment to Other businesses. Accordingly, the amount of goodwill attributable to Virtustream of approximately $396 million was reclassified to Other businesses during the three months ended May 4, 2018 to align with these reporting changes.

(b)	Other Businesses consists of offerings by Pivotal, SecureWorks, RSA Security, and Boomi.

Schedule of Definite-lived Intangible Assets
The Company's intangible assets as of February 2, 2018 and February 3, 2017 were as follows:

	February 2, 2018			February 3, 2017
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Customer relationships	$22,764	$(8,637)	$14,127	$22,708	$(5,552)	$17,156
Developed technology	15,586	(6,196)	9,390	14,569	(2,510)	12,059
Trade names	1,277	(407)	870	1,268	(201)	1,067
Leasehold assets (liabilities)	128	(6)	122	128	(1)	127
Definite-lived intangible assets	39,755	(15,246)	24,509	38,673	(8,264)	30,409
In-process research and development	—	—	—	890	—	890
Indefinite-lived trade names	3,756	—	3,756	3,754	—	3,754
Total intangible assets	$43,511	$(15,246)	$28,265	$43,317	$(8,264)	$35,053

Schedule of Indefinite-lived Intangible Assets
The Company's intangible assets as of February 2, 2018 and February 3, 2017 were as follows:

	February 2, 2018			February 3, 2017
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Customer relationships	$22,764	$(8,637)	$14,127	$22,708	$(5,552)	$17,156
Developed technology	15,586	(6,196)	9,390	14,569	(2,510)	12,059
Trade names	1,277	(407)	870	1,268	(201)	1,067
Leasehold assets (liabilities)	128	(6)	122	128	(1)	127
Definite-lived intangible assets	39,755	(15,246)	24,509	38,673	(8,264)	30,409
In-process research and development	—	—	—	890	—	890
Indefinite-lived trade names	3,756	—	3,756	3,754	—	3,754
Total intangible assets	$43,511	$(15,246)	$28,265	$43,317	$(8,264)	$35,053

Schedule of Estimated Future Annual Pre-Tax Amortization Expense of Definite-Lived Intangible Assets
Estimated future annual pre-tax amortization expense of definite-lived intangible assets as of February 2, 2018 over the next five fiscal years and thereafter is as follows:

Fiscal Years	(in millions)
2019	$6,083
2020	4,297
2021	3,356
2022	2,638
2023	1,754
Thereafter	6,381
Total	$24,509